Income taxes - Reconciliation between statutory tax and effective tax charge (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Profit (loss) before taxation	€ (5,978)	€ 5,746	€ 10,107
Tax rate (IRES) (%)	24.00%	24.00%	24.00%
Statutory corporation tax charge (credit) on profit or loss	€ (1,435)	€ 1,379	€ 2,426
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	1,980	2,934	3,096
- impact pursuant to the write-down of deferred tax assets and recalculation of tax rates	1,785	938	261
- impact pursuant to foreign tax effects of italian entities	108	105	46
- Italian regional income tax (IRAP)	107	25	50
- effect due to the tax regime provided for intercompany dividends	96	65	47
- tax effects related to previous years	(30)	147	(24)
- other adjustments	39	(2)	68
Net tax effect	4,085	4,212	3,544
Income tax expense	2,650	5,591	5,970
Exploration & Production
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	€ 1,777	€ 2,934	€ 3,014